Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Residential Mortgages (Detail) - Retail [member] - Residential mortgages [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 484	$ 395	$ 402	$ 382
Provision for credit losses
Originations	24	12	51	35
Maturities	(8)	(7)	(22)	(16)
Changes in risk, parameters and exposures	46	24	152	41
Write-offs	(9)	(12)	(31)	(34)
Recoveries	2	2	8	4
Exchange rate and other	(8)	(5)	(29)	(3)
Balance at end of period	531	409	531	409
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	114	140	146	142
Provision for credit losses
Transfers to Stage 1	56	21	116	64
Transfers to Stage 2	(5)	(4)	(31)	(9)
Transfers to Stage 3		(1)	(2)	(2)
Originations	24	12	51	35
Maturities	(4)	(4)	(11)	(10)
Changes in risk, parameters and exposures	(26)	(19)	(110)	(76)
Exchange rate and other	(2)	(1)	(2)
Balance at end of period	157	144	157	144
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	223	63	77	64
Provision for credit losses
Transfers to Stage 1	(50)	(16)	(89)	(52)
Transfers to Stage 2	8	4	37	11
Transfers to Stage 3	(11)	(6)	(26)	(24)
Maturities	(4)	(3)	(11)	(6)
Changes in risk, parameters and exposures	61	28	249	77
Exchange rate and other	(4)		(14)
Balance at end of period	223	70	223	70
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	147	192	179	176
Provision for credit losses
Transfers to Stage 1	(6)	(5)	(27)	(12)
Transfers to Stage 2	(3)		(6)	(2)
Transfers to Stage 3	11	7	28	26
Changes in risk, parameters and exposures	11	15	13	40
Write-offs	(9)	(12)	(31)	(34)
Recoveries	2	2	8	4
Exchange rate and other	(2)	(4)	(13)	(3)
Balance at end of period	$ 151	$ 195	$ 151	$ 195